Shareholder Fees	Jul. 25, 2025 USD ($)
T. Rowe Price U.S. Treasury Intermediate Index Fund- Investor Class [Member]
Prospectus [Line Items]
Maximum Account Fee	$ 20	[1]
T. Rowe Price U.S. Treasury Intermediate Index Fund-I Class [Member]
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price U.S. Treasury Intermediate Index Fund-Z Class [Member]
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price U.S. Treasury Long-Term Index Fund- Investor Class [Member]
Prospectus [Line Items]
Maximum Account Fee	20	[2]
T. Rowe Price U.S. Treasury Long-Term Index Fund-I Class [Member]
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price U.S. Treasury Long-Term Fund Index-Z Class [Member]
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price U.S. Treasury Money Fund- Investor Class [Member]
Prospectus [Line Items]
Maximum Account Fee	20	[3]
T. Rowe Price U.S. Treasury Money Fund-I Class [Member]
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price U.S. Treasury Money Fund-Z Class [Member]
Prospectus [Line Items]
Maximum Account Fee	$ 0

[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[2]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[3]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.